Derivative financial and operating assets and liabilities - Summary of outstanding notional amounts by due date (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	35,681	30,130
Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	27,973	25,601
Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	1,050	660
Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	115	103
Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	6,543	3,766
Due within one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	25,667	22,306
Due within one year | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	22,142	19,842
Due within one year | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	220	323
Due within one year | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	14	10
Due within one year | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	3,291	2,131
Due between one and five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	10,014	7,824
Due between one and five years | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	5,831	5,759
Due between one and five years | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	830	337
Due between one and five years | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	101	93
Due between one and five years | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	3,252	1,635
Due beyond five years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Interest rate risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Interest rate and currency risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0
Due beyond five years | Commodity price risk management
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, notional amount	0	0